Commitments and Contingencies (Details 2) (Freedom Medical, Inc. lawsuit)	Sep. 20, 2012 item	Dec. 30, 2011 item
Freedom Medical, Inc. lawsuit
Commitments and contingencies
Number of insurance companies filing complaints		2
Number of actions in which the parties settled the asserted claims	3